Net Sales to External Customers and Other Financial Information by Operating Segments (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended					12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Net sales:
Adjustments						¥ 709,367		¥ 681,362		¥ 675,596
Consolidated total	186,060		169,670	174,519	179,021	709,270		682,320		675,988
Operating income or loss:
Operating income or loss						17,627		73,070		92,869
Depreciation:
Consolidated total						34,935		31,511		32,981
Segment assets:
Consolidated total	1,004,852					1,004,852		800,401
Consolidated total						61,368		41,446		55,010
Subtotal Before Elimination Adjustments
Net sales:
Consolidated total						262,728		250,174		243,683
Business Intersegment, Eliminations
Net sales:
Consolidated total						(262,728)		(250,174)		(243,683)
U.S. GAAP adjustments and Others
Depreciation:
Consolidated total						(3,487)	[1],[2]	(1,019)	[1],[2]	(1,006)	[1],[2]
Segment assets:
Consolidated total	(7,681)	[3]				(7,681)	[3]	(6,420)	[3]
Nidec Corporation
Net sales:
Net sales to external customers						23,748		46,901		72,334
Net sales to other operating segments						108,282		100,064		74,406
Operating income or loss:
Operating income or loss						(4,856)		7,497		6,799
Depreciation:
Depreciation						917		995		1,072
Segment assets:
Segment assets	565,451					565,451		488,939
Expenditure for segment assets						1,991		659
Nidec Electronics (Thailand)
Net sales:
Net sales to external customers						63,349		64,226		86,086
Net sales to other operating segments						35,492		36,649		45,219
Operating income or loss:
Operating income or loss						10,525		15,027		21,473
Depreciation:
Depreciation						5,572		5,085		6,569
Segment assets:
Segment assets	91,784					91,784		107,523
Expenditure for segment assets						14,588		4,600
Nidec (Zhejiang)
Net sales:
Net sales to external customers						21,109		26,430		24,500
Net sales to other operating segments						2,977		3,617		6,618
Operating income or loss:
Operating income or loss						(2,689)		774		2,351
Depreciation:
Depreciation						1,196		1,231		1,430
Segment assets:
Segment assets	13,897					13,897		15,267
Expenditure for segment assets						710		662
Nidec (Dalian)
Net sales:
Net sales to external customers						3,648		4,269		4,218
Net sales to other operating segments						11,117		15,471		20,852
Operating income or loss:
Operating income or loss						(409)		431		2,658
Depreciation:
Depreciation						914		802		780
Segment assets:
Segment assets	24,159					24,159		19,119
Expenditure for segment assets						2,372		1,597
Nidec Singapore
Net sales:
Net sales to external customers						50,039		34,220		19,082
Net sales to other operating segments						709		448		451
Operating income or loss:
Operating income or loss						1,115		781		245
Depreciation:
Depreciation						133		70		79
Segment assets:
Segment assets	21,590					21,590		23,886
Expenditure for segment assets						417		87
Nidec (H.K.)
Net sales:
Net sales to external customers						52,028		50,748		55,724
Net sales to other operating segments						1,734		1,162		1,587
Operating income or loss:
Operating income or loss						146		359		564
Depreciation:
Depreciation						7		6		7
Segment assets:
Segment assets	15,678					15,678		17,345
Expenditure for segment assets						5		5
Nidec Philippines
Net sales:
Net sales to external customers						14,707		15,326		7,337
Net sales to other operating segments						25,682		24,390		28,504
Operating income or loss:
Operating income or loss						4,883		7,799		5,403
Depreciation:
Depreciation						2,750		2,598		2,734
Segment assets:
Segment assets	37,084					37,084		31,530
Expenditure for segment assets						1,876		2,370
Nidec Sankyo
Net sales:
Net sales to external customers						73,201		78,589		86,027
Net sales to other operating segments						300		396		556
Operating income or loss:
Operating income or loss						4,210		7,414		13,226
Depreciation:
Depreciation						3,773		3,715		3,830
Segment assets:
Segment assets	107,393					107,393		99,089
Expenditure for segment assets						4,777		5,278
Nidec Copal
Net sales:
Net sales to external customers						49,627		51,124		58,396
Net sales to other operating segments						2,093		2,318		2,632
Operating income or loss:
Operating income or loss						(3,192)		6,384		9,557
Depreciation:
Depreciation						3,806		3,115		3,990
Segment assets:
Segment assets	62,376					62,376		70,809
Expenditure for segment assets						9,539		8,363
Nidec Tosok
Net sales:
Net sales to external customers						31,090		33,358		29,745
Net sales to other operating segments						190		150		201
Operating income or loss:
Operating income or loss						1,715		3,140		4,009
Depreciation:
Depreciation						2,930		2,660		2,119
Segment assets:
Segment assets	43,566					43,566		38,035
Expenditure for segment assets						5,814		4,813
Nidec Copal Electronics
Net sales:
Net sales to external customers						26,845		29,098		30,553
Net sales to other operating segments						20		20		27
Operating income or loss:
Operating income or loss						3,277		4,194		4,969
Depreciation:
Depreciation						1,318		1,150		1,254
Segment assets:
Segment assets	38,684					38,684		35,517
Expenditure for segment assets						984		1,348
Nidec Techno Motor
Net sales:
Net sales to external customers						39,940		40,058		42,935
Net sales to other operating segments						3,143		952		889
Operating income or loss:
Operating income or loss						4,168		4,591		4,018
Depreciation:
Depreciation						1,890		1,491		1,676
Segment assets:
Segment assets	42,508					42,508		33,846
Expenditure for segment assets						5,144		2,719
Nidec Motor
Net sales:
Adjustments						119,093		83,999		50,886
Consolidated total						154		30
Operating income or loss:
Operating income or loss						723		2,111		240
Depreciation:
Consolidated total						6,481		3,892		2,914
Segment assets:
Consolidated total	178,429					178,429		72,846
Expenditure for segment assets						3,594		1,993
Nidec Motors & Actuators
Net sales:
Net sales to external customers						44,707		44,748		38,371
Net sales to other operating segments						15,170		11,607		6,702
Operating income or loss:
Operating income or loss						3,447		3,126		1,274
Depreciation:
Depreciation						1,470		1,423		1,383
Segment assets:
Segment assets	46,601					46,601		43,053
Expenditure for segment assets						1,845		2,190
All Others
Net sales:
Adjustments						96,236		78,268		69,402
Consolidated total						55,665		52,900		55,039
Operating income or loss:
Operating income or loss						10,541		11,201		16,184
Depreciation:
Consolidated total						5,265		4,297		4,150
Segment assets:
Consolidated total	158,270					158,270		127,875
Expenditure for segment assets						7,712		4,762
Unallocated Amount to Segment
Net sales:
Adjustments						(97)	[4]	958	[4]	392	[4]
Segment assets:
Goodwill	132,893					132,893		80,525
Unallocated Amount to Segment | Business Intersegment, Eliminations
Operating income or loss:
Operating income or loss						2,167		2,789		1,455
Segment assets:
Consolidated total	(579,649)					(579,649)		(510,192)
Unallocated Amount to Segment | Other adjustments
Operating income or loss:
Operating income or loss						(17,606)	[5]	(3,072)	[5]	(1,090)	[5]
Unallocated Amount to Segment | U.S. GAAP adjustments and Others
Operating income or loss:
Operating income or loss						(538)	[6]	(1,476)	[6]	(466)	[6]
Unallocated Amount to Segment | Other
Segment assets:
Consolidated total	11,819					11,819		11,809
Operating Segments
Operating income or loss:
Operating income or loss						33,604		74,829		92,970
Depreciation:
Consolidated total						38,422		32,530		33,987
Segment assets:
Consolidated total	¥ 1,447,470					¥ 1,447,470		¥ 1,224,679

[1]	The amount of each segment includes amortization of intangible assets. Others mainly represent adjustments to exclude the amortization of intangible assets in order to reconcile amounts to consolidated total of depreciation.
[2]	Some leased properties are not capitalized in the operating segments but are capitalized under U.S. GAAP.
[3]	Others is mainly due to the reclassification of deferred tax assets and liabilities on consolidation.
[4]	US GAAP adjustments primarily relate to the difference between recognition of revenue at the time of shipment and at the time of customer receipt.
[5]	Some items are reclassified from other expenses (income) and included in operating expenses (income). Reclassification mainly includes gain (loss) from sales (or disposal) of fixed assets.
[6]	Others is mainly from the amortization of capitalized assets related to business combinations.